NOTES PAYABLE (RESTATED)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NOTES PAYABLE (RESTATED)
NOTES PAYABLE (RESTATED)
13.	NOTES PAYABLE

Principal due under notes payable was as follows as of March 31, 2026 and December 31, 2025:

	2026	2025
Notes payable	$8,083,445	$6,143,837
Less: debt discount	(24,457)	(19,845)
Notes payable, net	8,058,988	6,123,992
Less: current portion	(7,308,988)	(6,123,992)
Total: non-current portion	$750,000	$—

For the three months ended March 31, 2026 and 2025, the Company recognized total interest expense of approximately $336,154 and $81,323, respectively, of which $15,248 and $9,136 related to the accretion of the debt discount on the notes payable.

On September 27, 2023, the Company entered into a Loan and Security Agreement (“LSA”) with Western Alliance Bank, pursuant to which the Company obtained a term loan of up to $5,000,000, consisting of a Term A Advance of $3,500,000 and a Term B Advance of up to $1,500,000 upon achievement of certain revenue milestones. The loan matures on September 27, 2027, and bears interest at a floating rate equal to the greater of 8.25% or the Bank’s Prime Rate. The interest rate as of December 31, 2025 was 8.61%. Interest-only payments were due through September 10, 2025, followed by equal monthly principal and interest installments commencing October 10, 2025. On November 19, 2025, the Company entered into an amendment to the Loan and Security Agreement extending the interest-only period through March 10, 2026, with equal monthly principal and interest installments commencing April 10, 2026. As amended, Tranche B was eliminated from the LSA, resulting in a maximum term loan of up to $3,500,000. On December 23, 2025, the Company entered into a forbearance and amendment agreement whereby the maturity date changed from September 27, 2027 to April 28, 2026. Due to this agreement, the loan was reclassified as a current liability. This agreement also extended the interest-only period through April 10, 2026, with all unpaid principal and accrued interest due on the maturity date. On April 28, 2026, the maturity date was extended to May 1, 2026. On April 30, 2026, the maturity date was further extended to May 6, 2026. On May 6, 2026, the maturity date was extended again to June 12, 2026. The loan is secured by substantially all assets of the Company.

In connection with the Loan Agreement entered into with Western Alliance Bank on September 27, 2023, the Company also issued accompanying warrants to Western Alliance Bank with an expiration date of September 27, 2033. The warrants grant Western Alliance Bank the ability to purchase 197,551 shares of common stock of the Company with an exercise price of $0.35 per share. The fair value of the warrants was determined using Black-Scholes option-pricing model. Assumptions included expected volatility of 46.4%, risk-free rate of 3.9%, expected term of 9.3 years, and a dividend yield of 0%.

Expected volatility was estimated based on the historical volatility of guideline public companies in the Company’s industry, as the Company is privately held and does not have its own trading history. The fair value of the warrants was $55,330 and was recorded as Debt Issuance Costs (presented as deferred financing costs in 2023 and as a contra-liability that reduces the carrying amount of the debt on the 2025 and 2024 balance sheet). This amount is amortized to interest expense over the term of the debt using the effective interest method. The remaining balance of these costs as of March 31, 2026 and December 31, 2025 are $24,457 and $19,845, respectively. Amortization expense recognized for the three months ended March 31, 2026 and 2025 totaled $15,248 and $9,136, respectively.

On May 20, 2025, the Company issued a $1,500,000 Senior Convertible Promissory Note to NeoLync Holdings Ltd. The Note had an original maturity date of November 20, 2025, bears interest at 12% per annum, and is secured by a first-priority lien on substantially all assets of the Company (subject only to the existing Western Alliance Bank facility). The Note provides for (i) a 300% liquidation preference, (ii) automatic conversion into common equity upon a Public Company Event at 135% of the then-public trading price, and (iii) cash repayment at maturity if no Public Company Event occurs. Upon certain events of default (including bankruptcy), the outstanding amount may become payable at 200% of the then-outstanding obligations. Proceeds are being used for general corporate purposes and working capital. On October 9, 2025, prior to the original maturity date, the Company and the holder executed an amendment extending the maturity date to April 15, 2026. On April 15, 2026, the Company and the holder executed an amendment further extending the maturity date to May 15, 2026. On April 23, 2026, the Company and the holder executed an additional amendment further extending the maturity date to June 30, 2026. No other terms or conditions were modified. As of March 31, 2026, the Note remained outstanding and is classified as a current liability given the June 30, 2026 maturity date.

On May 30, 2025, HSBC Bank (acting through its Chennai branch) issued an irrevocable standby letter of credit (No. SDNBGE890972) in favor of Exyn Technologies Inc. for a maximum amount of USD $3,500,000. The standby letter of credit was issued at the request of NeoLync Electronics Pvt Ltd (India) in support of banking facilities granted to NeoLync Electronics Pvt Ltd (India) by HSBC. The standby letter of credit has a fixed expiry date of November 14, 2025, is governed by International Standby Practices (ISP98), allows partial drawings, and has been assigned to Western Alliance Bank (San José, California) as security for the Company’s senior credit facility. As of the date of this report, no amounts have been drawn under the standby letter of credit. The standby letter of credit was renewed in November 2025, with an expiration date of May 13, 2026. The standby letter of credit was further renewed in May 2026, with an expiration date of June 30, 2026. The standby letter of credit is no longer outstanding.

On December 23, 2025, Exyn Technologies Inc. signed a term loan with NeoLync Holdings, Inc. for $1,500,000. Initial cash proceeds of $500,000 were received on December 26, 2025. The loan matures on December 23, 2026, bears interest at 12% per annum with principal and interest repayable over twelve monthly installments.

On December 26, 2025, Maximcash Solutions LLC (“Maximcash”) issued a loan to Exyn Technologies Inc. for USD $600,000 (the “Maximcash Loan Agreement”). The loan matures on December 26, 2026, bears interest at 38.5% per annum with principal and interest repayable over twelve monthly installments, with the first 3 months being interest only.

On March 13, 2026, the Company issued a $750,000 convertible promissory note to NCH Ventures LLC. The note matures March 13, 2028, bears interest at 8% per annum, with all interest accruing daily on the basis of a 365-day year. This note is an unsecured convertible promissory note and is subordinated to the company’s obligations owed to Western Alliance Bank.

See Note 16 Subsequent Events for discussion of repayment of notes payable in the subsequent events period.

11.NOTES PAYABLE (RESTATED)

Principal due under the note payable was as follows as of December 31, 2025 and December 31, 2024:

	2025	2024
Notes Payable	$6,143,837	$3,500,000
Less: Debt Discount	(19,845)	(37,485)
Notes payable, net	6,123,992	3,462,515
Less: Current portion	(6,123,992)	(3,462,515)
Total: Non-current portion	$—	$—

For the years ended December 31, 2025 and 2024, the Company recognized total interest expense of approximately $399,384 and $315,167, respectively, of which $17,640 and $28,000 related to the accretion of the debt discount on the note payable.

11.NOTES PAYABLE (RESTATED) (continued)

On September 27, 2023, the Company entered into a Loan and Security Agreement (“LSA”) with Western Alliance Bank, pursuant to which the Company obtained a term loan of up to $5,000,000, consisting of a Term A Advance of $3,500,000 and a Term B Advance of up to $1,500,000 upon achievement of certain revenue milestones. The loan matures on June 12, 2026, and bears interest at a floating rate equal to the greater of 8.25% or the Bank’s Prime Rate. The interest rate as of December 31, 2025 was 8.61%. Interest-only payments were due through September 10, 2025, followed by equal monthly principal and interest installments commencing October 10, 2025. On November 19, 2025, the Company entered into an amendment to the LSA extending the interest-only period through March 10, 2026, with equal monthly principal and interest installments commencing April 10, 2026. As amended, Tranche B was eliminated from the LSA, resulting in a maximum term loan of up to $3,500,000. On December 23, 2025, the Company entered into a forbearance and amendment agreement whereby the maturity date changed from September 27, 2027 to April 28, 2026. Due to this agreement, the loan was reclassified as a current liability. This agreement also extended the interest-only period through April 10, 2026, with all unpaid principal and accrued interest due on the maturity date. On April 28, 2026, the maturity date was extended to May 1, 2026. On April 30, 2026, the maturity date was further extended to May 6, 2026. On May 6, 2026, the maturity date was extended again to June 12, 2026. The loan is secured by substantially all assets of the Company.

In connection with the LSA entered into with Western Alliance Bank on September 27, 2023, we also issued accompanying warrants to Western Alliance Bank with an expiration date of September 27, 2033. The warrants grant Western Alliance Bank the ability to purchase 17,902 shares of common stock of the Company with an exercise price of $8.75 per share. The fair value of the warrants was determined using Black- Scholes option-pricing model. Assumptions included expected volatility of 46.4%, risk-free rate of 3.9%, expected term of 9.3 years, and a dividend yield of 0%.

Expected volatility was estimated based on the historical volatility of guideline public companies in the Company’s industry, as the Company is privately held and does not have its own trading history. The fair value of the warrants was $55,330 and was recorded as Debt Issuance Costs (presented as deferred financing costs in 2023 and as a contra-liability that reduces the carrying amount of the debt on the 2025 and 2024 balance sheet). This amount is amortized to interest expense over the term of the debt using the effective interest method. The remaining balance of these costs as of December 31, 2025 and December 31, 2024 are $19,845 and $37,485, respectively. Amortization expense recognized for 2025 and 2024 totaled $17,640 and $28,000, respectively.

On May 20, 2025, the Company issued a $1,500,000 Senior Convertible Promissory Note to Neolync Holdings Ltd. The Note had an original maturity date of November 20, 2025, bears interest at 12.0% per annum, and is secured by a first-priority lien on substantially all assets of the Company (subject only to the existing Western Alliance Bank facility). The Note provides for (i) a 300% liquidation preference, (ii) automatic conversion into common equity upon a Public Company Event at 135% of the then-public trading price, and (iii) cash repayment at maturity if no Public Company Event occurs. Upon certain events of default (including bankruptcy), the outstanding amount may become payable at 200% of the then- outstanding obligations. Proceeds are being used for general corporate purposes and working capital. On October 9, 2025, prior to the original maturity date, the Company and the holder executed an amendment extending the maturity date to April 15, 2026. On April 15, 2026, the Company and the holder executed an amendment further extending the maturity date to May 15, 2026. On April 23, 2026, the Company and the holder executed an additional amendment further extending the maturity date to June 30, 2026. No other terms or conditions were modified in any amendments. As of December 31, 2025, the Note remained outstanding and is classified as a current liability given the June 30, 2026 maturity date.

On May 30, 2025, HSBC Bank (acting through its Chennai branch) issued an irrevocable standby letter of credit in favor of Exyn Technologies Inc. for a maximum amount of USD $3,500,000. The standby letter of credit was issued at the request of Neolync Electronics Pvt Ltd (India) in support of banking facilities granted to Neolync Electronics Pvt Ltd (India) by HSBC. The standby letter of credit, as renewed, has a fixed expiry date of June 30, 2026, is governed by International Standby Practices (ISP98), allows partial drawings, and has been assigned to Western Alliance Bank (San José, California) as security for the Company’s senior credit facility. As of the date of this report, no amounts have been drawn under the standby letter of credit. The standby letter of credit was renewed in November 2025, with an expiration date of May 13, 2026. The standby letter of credit was further renewed in May 2026, with an expiration date of June 30, 2026. The standby letter of credit is no longer outstanding.

11.NOTES PAYABLE (RESTATED) (continued)

On December 23, 2025, we signed a term loan with NeoLync Holdings, Ltd. for $1,500,000. Initial cash proceeds of $500,000 were received on December 26, 2025. On January 12, 2026, the Company received the remaining proceeds of $1,000,000. The loan matures on December 23, 2026, and bears interest at 12.0% per annum with principal and interest repayable over twelve monthly installments.

On December 26, 2025, Maximcash Solutions LLC issued a loan to us for USD $600,000. The loan matures on December 26, 2026, and bears interest at 38.5% per annum with principal and interest repayable over twelve monthly installments, with the first three months being interest only.